21. LEASING TRANSACTIONS (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Up To Three Years [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings interest rate	6.87%
Three To Four Years [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings interest rate	7.33%
Longer Than Five Years [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings interest rate	8.08%
Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Description of varied borrowing rate	Between 7.96% p.a. and 10.64% p.a., depending on the leasing contract period, and 13.17% p.a., respectively, for contracts with maturities of up to two years, two to five years and longer than five years.
PIS, Pasep and Cofins Taxes [Member]
Disclosure of fair value measurement of assets [line items]
Amortization	R$ 5
Financial revenues	R$ 2